Segment Information - Summary of Product by Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenues	$ 50,852	$ 34,835
United States
Segment Reporting Information [Line Items]
Revenues	45,781	25,020
Japan
Segment Reporting Information [Line Items]
Revenues	$ 5,071	$ 9,815